Fair Value Measurements (Details) - $ / shares	1 Months Ended	12 Months Ended
	Oct. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Probability of equity financing percentage		0.00%	45.00%
Probability of liquidity percentage		95.00%	50.00%
Probability of dissolution event percentage		5.00%	5.00%
Discount rate percentage		16.40%	9.60%
Liquidity event term		3 months	1 year
Dissolution events term		1 year	2 years
Volatility percentage			65.00%
Equity financing term			6 months
Inflection Point Acquisition Corp. [Member]
Fair Value Measurements (Details) [Line Items]
Purchase an additional units (in Shares)	2,975,000
Share per value (in Dollars per share)	$ 10